STOCK-BASED COMPENSATION (Details) - New Dragonfly - shares		1 Months Ended
	Aug. 12, 2019	Jul. 31, 2021
2019 Stock Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Term of plan	10 years
Maximum number of common shares reserved for grants	3,000,000
2021 Stock Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Term of plan		10 years
Maximum number of common shares reserved for grants		1,000,000